Income Taxes (Reconciliation Of Unrecognized Tax Benefit) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Unrecognized Tax Benefit at January 1	$ 6	$ 6
No Activity	0	0
Unrecognized Tax Benefit at December 31	$ 6	$ 6